EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of exploration and evaluation assets [Abstract]
EXPLORATION AND EVALUATION ASSETS [Text Block]

10 EXPLORATION AND EVALUATION ASSETS

Idaho Properties

DeLamar Project - DeLamar Deposit

On November 3, 2017, the Company acquired a 100% interest in DeLamar Mining Company (formally Kinross DeLamar Mining Company), which owned the DeLamar Deposit for $5.9 million in cash and 2,218,395 common shares valued at $3.7 million that is equal to 9.9% of all of the issued and outstanding shares of the Company upon closing of $21.3 million financing October 2017. The Company paid $2.4 million cash at closing of the acquisition transaction and issued a $3.5 million promissory note, which was paid in full on October 31, 2019. As a result, Kinross USA Inc. has released its security on 25% of the shares of DeLamar Mining Company.

The DeLamar Deposit is subject to multiple royalties detailed in note 25.

DeLamar Project - Florida Mountain Deposit

In December 2017, the Company executed the Purchase and Sale Agreements with two private entities (Empire and Banner) to acquire patented claims in the past-producing Florida Mountain Gold and Silver Deposit ("Florida Mountain") for a total consideration of $2.0 million in cash. The Company completed the purchase of the Florida Mountain Empire claims in January 2018 and paid $1.6 million at closing. The Company completed the acquisition of the Florida Mountain Banner claims in the second quarter of 2018 and paid $0.4 million at closing.

On March 8, 2024, the Company completed the acquisition of Rich Gulch, LLC, acquiring seventeen patented claims located adjacent to the Florida Mountain Deposit. The Company acquired all of the interest in Rich Gulch LLC by issuing 2,959,769 common shares valued at $2.1 million. Subsequent to the acquisition, Rich Gulch LLC was liquidated, and the land titles were transferred to DeLamar Mining Company. This transaction was accounted for as an asset acquisition, as per management's assessment under IFRS 3.

Nevada and Arizona properties

Nevada North Project (Wildcat, Mountain View), Marr, Ocelot, Eden and Dune Properties

Upon acquisition of MPM, the Company assumed a definitive agreement with Waterton Global Resource Management ("Waterton") pursuant to which Millennial acquired Waterton's interest in the Nevada North Project (Wildcat and Mountain View deposits), Marr, Ocelot, Eden and Dune properties located in Nevada ("the Nevada Properties"). The Company paid the final land purchase payment of $2.5 million in June 2023.

Cerro Colorado District

On July 26, 2021, Millennial Arizona LLC, a wholly-owned subsidiary of Integra, entered into an agreement with Tri Minerals Holdings Corp., to grant Millennial Arizona the sole and exclusive right to acquire from Tri Minerals a 100% undivided legal and beneficial interest in and to the Silver Hill, Mina del Tajo-west, La Colorada, Nuevo Colorado, Waterman, and Cyanide projects situated in the Cerro Colorado Mining District in Pima County, Arizona (together the "Arizona Properties").  The agreement was subsequently amended on February 20, 2024.

The Nevada Properties and the Arizona Properties are subject to multiple royalties detailed in note 25.

The following table provides a continuity schedule which details movements in exploration and evaluation assets for the years ended December 31, 2024 and 2023:

	Idaho Properties	Nevada & Arizona Properties	Total
As at December 31, 2022	$40,802	$-	$40,802
Acquisition of MPM (note 5)	-	24,524	24,524
Land and option payments	136	2,825	2,961
Project supporting costs	94	12	106
Revisions to reclamation obligation	16	-	16
Depreciation	(7)	-	(7)
As at December 31, 2023	41,041	27,361	68,402
Acquisition of Rich Gulch	2,100	-	2,100
Sale of royalty (note 25)	(9,750)	-	(9,750)
Revisions to reclamation obligation	(3,253)	(30)	(3,283)
Project supporting costs	408	52	460
Land and option payments	112	244	356
Depreciation	(7)	-	(7)
As at December 31, 2024	$30,651	$27,627	$58,278

The Company capitalized deprecation expenses in the DeLamar property related to a staff house building.

The following schedule represents the exploration and evaluation expenses for the years ended December 31, 2024 and 2023,

For the year ended December 31, 2024	Idaho Properties	Nevada & Arizona Properties	Total
Site general and administrative expenses	(1,702)	(130)	(1,832)
Exploration	(435)	(1,183)	(1,618)
Development work	(8,161)	(1,277)	(9,438)
Land compliance	(647)	(615)	(1,262)
Total	$(10,945)	$(3,205)	$(14,150)

For the year ended December 31, 2023	Idaho Properties	Nevada & Arizona Properties	Total
Site general and administrative expenses	(1,953)	(202)	(2,155)
Exploration	(3,826)	(85)	(3,911)
Development work	(13,918)	(1,035)	(14,953)
Land compliance	(494)	(496)	(990)
Total	$(20,191)	$(1,818)	$(22,009)